Filed pursuant to Rule 497(a)

Registration No. 333-250189

Rule 482a

Goldman Sachs BDC, Inc.

6,500,000 Shares of Common Stock

Issuer:	Goldman Sachs BDC, Inc.

Symbol / Listing:	GSBD / NYSE

Base shares offered:	6,500,000 shares (100% primary)

Option to purchase additional shares:	975,000 shares (100% primary)

Trade date:	March 7, 2023

Closing date:	March 9, 2023

CUSIP No.:	38147U107

Joint Lead Book-Running Managers:	BofA Securities, Inc. Morgan Stanley & Co. LLC

Joint Book-Running Managers:	Goldman Sachs & Co. LLC

Co-Managers:	ING Financial Markets LLC

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Goldman Sachs BDC, Inc. before investing. The preliminary prospectus supplement dated March 6, 2023, together with an accompanying prospectus dated November 19, 2020, which have been filed with the Securities and Exchange Commission, contain this and other information about Goldman Sachs BDC, Inc. and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Goldman Sachs BDC, Inc. and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with the Securities and Exchange Commission and became effective upon filing with the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus.

Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Securities, NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC 28255-0001, Attn: Prospectus Department, or email dg.prospectus_requests@bofa.com; and Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.